GREAT-WEST FUNDS, INC.

8515 East Orchard Road

Greenwood Village, Colorado 80111

November 22, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ashley Vroman-Lee

Re:

Great-West Funds, Inc. (“Great-West Funds”)

Great-West Multi-Manager Large Cap Growth Fund (the “Fund”)

Definitive Information Statement Pursuant to Section 14(c) of the Securities Exchange Act of 1934

Dear Ms. Vroman-Lee:

On behalf of Great-West Funds, filed herewith is an electronically formatted copy of the above-captioned Definitive Information Statement pursuant to Section 14(c) of the Securities Exchange Act of 1934.

The Definitive Information Statement incorporates changes made in response to comments you provided by telephone conference on November 20, 2013, on the Preliminary Information Statement filed with the Commission on November 12, 2013. The following paragraphs provide Great-West Funds’ responses to each comment raised by the Commission staff. For convenience, each staff comment is set forth in full below, and our response follows.

Responses to Staff Comments

Comment 1.         Do you plan to submit the advisory agreement with Great-West Capital Management, LLC (“GWCM”) for shareholder approval? If not, why not?

Response:         Yes, the new investment advisory agreement between Great-West Funds and GWCM will be submitted to the Board of Directors (the “Board”) of the Fund for approval on December 5, 2013. Subject to the Board’s approval, the new investment advisory agreement will be submitted for shareholder approval at a shareholder meeting which is expected to be held in March 2014.

Comment 2.         Please describe any actions taken with respect to the investment advisory agreement since the beginning of the Fund’s last fiscal year by the Board of Directors of the Fund.

Response:         The Board approved the continuance of the investment advisory agreement in April 2013, with an effective date of April 30, 2013. The Board then approved an amended and restated investment advisory agreement with an effective date of September 1, 2013 for the purpose of reflecting the name change of the Fund. On October 16, 2013, due to the change in control of GWCM, the Board approved an interim investment advisory agreement. On December 5, 2013, the Board will consider a new investment advisory agreement, which would be subject to shareholder approval.

U.S. Securities and Exchange Commission

November 22, 2013

Comment 3.         On page 3 of the Preliminary Information Statement, there is no discussion or analysis on factor (5) management fees and expenses. Please include the Board’s analysis for factor (5).

Response:         We removed factor (5) management fees and expenses from the Definitive Information Statement as that factor is not relevant to the sub-advisory agreements.

Comment 4.         Please explain how the Board applied these factors:

a.	Nature, Extent and Quality of Services – include analysis used by the Board in its determination that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the sub-advisers.

Response a:         The Fund believes that the discussion of the considerations of the Board included in the Information Statement accurately describes the deliberations of the Board and is consistent with the requirements of Schedule 14A. Moreover, the disclosure is based on the written record contained in the minutes.

b.	Investment Performance - include analysis used by the Board in its determination that it was satisfied with the investment performance of each of the sub-advisers.

Response b:         The Fund has added disclosure in response to the staff’s comment to the extent consistent with the information discussed at the Board meeting where the Sub-Advisory Agreements were considered.

c.	Other factors – Describe how the Board determined the sub-advisory fees were reasonable. Please consider providing more details.

Response c:         The Fund believes that the discussion of the considerations of the Board included in the Information Statement accurately describes the deliberations of the Board and is consistent with the requirements of Schedule 14A. Moreover, the disclosure is based on the written record contained in the minutes.

Comment 5.         Please explain the difference in approach between the list of funds Pioneer provided as similar funds managed by Pioneer versus the list of funds JPMorgan provided. What is the reason for the different approach and why did the Board approve?

Response:         The list of similarly managed funds provided by each of the sub-advisors is based on each respective sub-advisor’s definition of what constitutes a similar fund. The list of similarly managed funds for each sub-adviser has been provided for disclosure purposes only consistent with Schedule 14A and was not part of the Board’s decision to select the sub-advisers.

Comment 6.         It appears the annual advisory fee rates that Pioneer provided are high and may include fee waivers that were not listed.

Response:         The listed annual advisory fee rates were provided by Pioneer, and Pioneer did not indicate that there were any fee waivers related to such fee rates. With regard to these annual advisory fee rates, Pioneer is acting as the adviser to each of the funds, not sub-adviser, which would explain why the fee rates appear higher.

U.S. Securities and Exchange Commission

November 22, 2013

Comment 7.         Please explain why the fee for the Fund is so much lower than the fees for similarly funds managed by Pioneer.

Response:         As stated above, with regard to the annual advisory fee rates Pioneer provided for its similarly managed funds, Pioneer is acting as the adviser to these funds, not sub-adviser, which would explain why the fee rate is higher for the similarly managed funds, compared to the fee rate for the Fund.

Comment 8.         Describe any purchases or sales of securities of the investment adviser or its Parents, or Subsidiaries of either, since the beginning of the most recently completed fiscal year by any director or any nominee for election as a director of the Fund in accordance with Item 22(a)(3)(v) on Schedule 14A.

Response:         There were not any purchases or sales of securities of the investment adviser or its Parents, or Subsidiaries that require disclosure under Item 22(a)(3)(v) of Schedule 14A, so none are included in the Definitive Information Statement.

Comment 9.         Please confirm supplementally that fees will not increase once the Interim Sub-Advisory contracts expire.

Response:         Confirmed. The sub-advisory fee rates will not increase once the Interim Sub-Advisory Agreements expire and the new sub-advisory agreements are approved.

Comment 10.         Please confirm supplementally that there were no material payments to the adviser, sub-advisers or an affiliate during the last fiscal year.

Response:         Confirmed. To the Fund’s knowledge, there were no material payments from the Fund or GWCM to the sub-advisers or an affiliate of the sub-advisers other than as disclosed on Page 9 of the Definitive Information Statement, under the heading “Broker Commissions.”

Comment 11.         In accordance with Item 22(c)(9) of Schedule 14A, please disclose the amount Pioneer would have received under the new fee arrangement. Also include the difference between the amount Janus was paid and the amount Pioneer would have been paid under the new fee arrangement. Provide the same information with regard to JPMorgan.

Response:         Due to the fact that the fees paid to Janus under the previous sub-advisory agreement were calculated based on the net assets of the Fund, and the fees paid to Pioneer and JPMorgan under the new sub-advisory agreements are each calculated based on the market value of the assets in the Fund, it is not possible to calculate and provide a direct comparison. As a result, we have provided a fee comparison in the Definitive Information Statement using a calculation that assumes the Pioneer and JPMorgan fees are also based on the net assets of the Fund. The Definitive Information Statement will include disclosure that the comparison provided is based on this assumption, and is not a direct comparison.

Comment 12.         Is GWFS Equities, Inc. (“GWFS”) the Administrator? Confirm this and be more clear in the information statement to conform to Item 22(a)(3) on Schedule 14A.

U.S. Securities and Exchange Commission

November 22, 2013

Response:         No, GWFS is not the Administrator. GWCM provides administrative services to the Fund under the investment advisory agreement. The Definitive Information Statement includes this information.

Should you have any question regarding the filing or the above discussion, please contact me at (303) 737 -1130.

Sincerely yours,

/s/ Michael Cirelli

Michael Cirelli

Senior Counsel

Great-West Life & Annuity Insurance Company

cc:         Ryan Logsdon, AVP and Counsel, Great-West Life & Annuity Insurance Company